Equity (SBC) (Details) $ / shares in Units, $ in Thousands				9 Months Ended		12 Months Ended
	Aug. 23, 2017 shares	Jul. 18, 2017 item shares	May 17, 2017 $ / shares shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares
Share-based compensation
Stock-based compensation expense | $				$ 2,097	$ 108
Class A Common Stock
Share-based compensation
Units issued during period (in units)			10,100,000
Reserved for issuance (in shares)			5,118,080
Class B Common Stock
Share-based compensation
Units issued during period (in units)			32,365,823
Options
Share-based compensation
Options grant date fair value (in dollars per shares) | $ / shares			$ 12.04
Vesting period				4 years
Stock-based compensation expense | $				$ 268	$ 108
Options | Class A Common Stock
Share-based compensation
Options granted (in shares)			591,261
Options exercise price (in dollars per shares) | $ / shares			$ 2.87
Options | Class A Common Stock | First vesting period
Share-based compensation
Vesting (as a percent)			25.00%
Options | Class A Common Stock | Second vesting period
Share-based compensation
Vesting (as a percent)			25.00%
Restricted stock
Share-based compensation
Vesting period	3 years
Stock-based compensation expense | $				$ 1,829
Restricted stock granted (in shares)	423,737		648,676
Restricted stock | First vesting period
Share-based compensation
Vesting period			1 year
Restricted stock granted (in shares)			203,222
Restricted stock | Second vesting period
Share-based compensation
Vesting period			3 years
Restricted stock granted (in shares)			445,454
Solaris LLC
Share-based compensation
Units issued during period (in units)			32,365,823	0		0
Options granted (in shares)							14,596
Options grant date fair value (in dollars per shares) | $ / shares							$ 39.68
Vesting period						4 years
Stock-based compensation expense | $						$ 127	$ 64
Kingfisher Facility | Restricted stock
Share-based compensation
Vesting period		1 year
Restricted stock granted (in shares)		156,250		156,250
Number of individuals receiving share-based award | item		2